COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 02, 2024	Mar. 13, 2024	Sep. 06, 2023	May 29, 2024	Mar. 24, 2022	Feb. 18, 2022	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023	Nov. 30, 2021
Recognized revenue									$ 161,904		$ 0
Litigation amount due	$ 213,899	$ 213,894	$ 266,562	$ 152,629						$ 500,000	500,000
Remaining balance							$ 369,472
Complainant amount of promissory note												$ 500,000
ERC Activity Member
Other income								$ 754,796			1,053,302
Finance cost											327,073
Advance loan on ERC Credit											450,000
Original issue discount											133,333
Interest income											$ 583,333
Description of payment of loan											80,528
BKR Strategy Group
Promissory Note						$ 1,400,000
Interest rate on complainant amount of promissory note										12.00%	12.00%
Counterclaim Against Overbilling					$ 500,000
Recruiter.com Group, Inc. v. Pipl, Inc [Member]
Amount due related litigation, interest, costs, and attorneys' fees										$ 266,562
Recruiter.com Group, Inc. v. LinkedIn [Member]
Amount due related litigation, interest, costs, and attorneys' fees										$ 213,894